UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         21st Floor
         New York, New York  10022

13F File Number:  28-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Travers
Title:     Chief Compliance Officer
Phone:     212-847-3549

Signature, Place, and Date of Signing:

     George Travers     New York, NY     August 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $1,181,463 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A H BELO CORP                  COM CL A         001282102     6366  1116845 SH       SOLE                  1116845        0        0
AETNA INC NEW                  COM              00817Y108    32409   799632 SH       SOLE                   799632        0        0
AMERICAN EXPRESS CO            COM              025816109    14737   391200 SH       SOLE                   391200        0        0
ANADARKO PETE CORP             COM              032511107    29840   398719 SH       SOLE                   398719        0        0
BELO CORP                      COM SER A        080555105    37233  5093489 SH       SOLE                  5093489        0        0
BFC FINL CORP                  CL A             055384200     3600  4800000 SH       SOLE                  4800000        0        0
BRISTOW GROUP INC              COM              110394103     6862   137350 SH       SOLE                   137350        0        0
CALPINE CORP                   COM NEW          131347304     7242   321000 SH       SOLE                   321000        0        0
CARE INVESTMENT TRUST INC      COM              141657106    56201  5959801 SH       SOLE                  5959801        0        0
CBS CORP NEW                   CALL             124857903    27800  1390000 SH  CALL SOLE                  1390000        0        0
CHEMTURA CORP                  COM              163893100    50069  8573402 SH       SOLE                  8573402        0        0
CHESAPEAKE ENERGY CORP         COM              165167107    30358   460246 SH       SOLE                   460246        0        0
CITADEL BROADCASTING CORP      COM              17285T106    10945  8971420 SH       SOLE                  8971420        0        0
DANA HOLDING CORP              COM              235825205     1742   325600 SH       SOLE                   325600        0        0
EASTMAN KODAK CO               COM              277461109     2549   176677 SH       SOLE                   176677        0        0
FBR CAPITAL MARKETS CORP       COM              30247C301      756   150325 SH       SOLE                   150325        0        0
GENERAL MTRS CORP              SENIOR DEBEN D   370442691    21520  1000000 SH       SOLE                  1000000        0        0
GOOGLE INC                     CL A             38259P508    27034    51355 SH       SOLE                    51355        0        0
HARTE-HANKS INC                COM              416196103    77799  6794709 SH       SOLE                  6794709        0        0
ISHARES TR                     RUSSELL 2000     464287655    91350  1305000 SH  PUT  SOLE                  1305000        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    25381   364515 SH       SOLE                   364515        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    31265   994760 SH       SOLE                   994760        0        0
LIBERTY GLOBAL INC             COM SER C        530555309   120589  3971960 SH       SOLE                  3971960        0        0
MACROVISION SOLUTIONS CORP     COM              55611C108     9446   631428 SH       SOLE                   631428        0        0
MARSH & MCLENNAN COS INC       COM              571748102    27835  1048387 SH       SOLE                  1048387        0        0
MYLAN INC                      PFD CONV         628530206    44799    50935 SH       SOLE                    50935        0        0
NRG ENERGY INC                 COM NEW          629377508    56144  1308716 SH       SOLE                  1308716        0        0
PACKAGING CORP AMER            COM              695156109     1298    60350 SH       SOLE                    60350        0        0
PIONEER NAT RES CO             COM              723787107    53280   680635 SH       SOLE                   680635        0        0
PROGRESSIVE CORP OHIO          COM              743315103    17499   934800 SH       SOLE                   934800        0        0
SCRIPPS E W CO OHIO            CL A             811054204     5265   126741 SH       SOLE                   126741        0        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109    24543  3229308 SH       SOLE                  3229308        0        0
SMITH INTL INC                 COM              832110100    34141   410649 SH       SOLE                   410649        0        0
SPDR TR                        PUT              78462F953    61685   474500 SH  PUT  SOLE                   474500        0        0
SYNOPSYS INC                   COM              871607107    37836  1582446 SH       SOLE                  1582446        0        0
TEMPLE INLAND INC              COM              879868107     1573   139585 SH       SOLE                   139585        0        0
TIME WARNER INC                COM              887317105    57522  3886610 SH       SOLE                  3886610        0        0
UNUM GROUP                     PUT              91529Y956    11250   500000 SH  PUT  SOLE                   500000        0        0
VIACOM INC NEW                 CALL             92553P902    23700   790000 SH  CALL SOLE                   790000        0        0